Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Summary of relationship of related Parties
Name of Related Party	Relationship to the Company
Zhengyu Wang	Chairman of Board of Directors
Yefang Zhang	Director
Wangfeng Yan	Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	A company controlled by Wangfeng Yan
Forasen Group	A company controlled by Zhengyu Wang
Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) (i)	A company controlled by Yefang Zhang
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	A company controlled by Yefang Zhang
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	A company controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	A company controlled by Yefang Zhang
Xigema Holding Hangzhou Co., Ltd. (“Xigema”)	A company controlled by Aihong Wang

Schedule of balances due to related parties
	December 31,	December 31,
	2023	2022
Mr. Zhengyu Wang and his affiliates	$756,965	$857,746
Mr. Wangfeng Yan, and his affiliates	146,502	189,766
Total	$903,467	$1,047,512